Share-based payments - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Aug. 25, 2023 shares $ / shares	Jan. 01, 2021 $ / shares	Nov. 18, 2020 employee	Dec. 31, 2023 USD ($) Options shares item employee director	Dec. 31, 2021 $ / shares	Dec. 31, 2023 employee director	Dec. 31, 2023 USD ($) employee director	Dec. 31, 2023 Options employee director	Dec. 31, 2023 shares employee director	Dec. 31, 2023 employee director	Dec. 31, 2022 USD ($) Options	Dec. 31, 2021 USD ($) Options $ / shares	Aug. 27, 2021 USD ($) shares	Aug. 26, 2021 EquityInstruments
Share-based payments
Amount of share based payment | $							$ 1,012				$ 3,751	$ 128,519
Number Of employee exercise option | employee				11
Number of share options forfeited in share-based payment arrangement								294,308
Amount reflected in statement of income | $							$ 77
Employee
Share-based payments
Number of employees left | employee				2		2	2	2	2	2
Kismet
Share-based payments
Equity settled portion of the share options | $							$ 3,079
Amount of share based payment | $							$ 128,517
Fair value of warrants | $													$ 8,100
Shares issued as consideration | shares													19,938,758
Nexters Global
Share-based payments
Fair value of warrants | $													$ 32,109
Shares issued as consideration | EquityInstruments														176,584,343
Modification of complex options
Share-based payments
Option term						10 years
Equity value (Percentage)										100.00%
Strike (exercise) price, US$ | $ / shares		$ 0.00
Modified complex options
Share-based payments
Cancelled | shares				588,614
Number of share options exercised in share based payment arrangement				220,731
Number of share options forfeited in share-based payment arrangement				1,839,419
Amount reflected in statement of income | $				$ 530
Modified complex options | Share-based payment arrangement, Tranche One | Employee
Share-based payments
Number of tranches exercised | item				2
Complex vesting conditional upon listing
Share-based payments
Number of employee who were granted options | employee			1
Contractual term						2 years
Number of sub-options								3
Number of sub-options exercised												2
Strike (exercise) price, US$ | $ / shares					$ 0.00							$ 10.00
Number of share options exercised in share based payment arrangement								20,000	20,000
Number of share options forfeited in share-based payment arrangement											0
Number of share options granted in share-based payment arrangement												0
ESOP options
Share-based payments
Number of share options exercised in share based payment arrangement								199,091
Number of share options forfeited in share-based payment arrangement								200,000			0
Number of share options granted in share-based payment arrangement								45,455				2,330,000
ESOP options | Employee
Share-based payments
Number of share options exercised in share based payment arrangement | shares									0
ESOP options | Director
Share-based payments
Number of share options granted in share-based payment arrangement | shares	45,455
Number Of Share Options Granted In Share Based Payment Arrangement Per Director | shares	9,091
Market Price of GDEV Shares. | $ / shares	$ 5.835
ESOP options | Share-based payment arrangement, Tranche One
Share-based payments
Number of share options exercised in share based payment arrangement | shares									199,091
Number of share options forfeited in share-based payment arrangement | shares									200,000
ESOP options | Share-based payment arrangement, Tranche One | Director
Share-based payments
Number of Directors | director				1		1	1	1	1	1
Performance Based Options
Share-based payments
Number of share options exercised in share based payment arrangement				220,731
Number of tranches exercised				2